Annual Total Returns - Voya Index Solution 2040 Portfolio (Class Z Shares) [BarChart] - Class Z Shares - Voya Index Solution 2040 Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011
2012	15.63%
2013	23.90%
2014	6.21%
2015	(1.42%)
2016	8.40%
2017	19.86%
2018	(7.32%)
2019	24.08%
2020	15.96%